COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details)	Dec. 31, 2021 shares
Equity [Abstract]
Warrants	21,145,000
Options and RSUs under employee stock plans	8,452,376
Future grants	3,059,623
Convertible Notes	4,680,500
Total Common Stock reserved for future issuance	37,337,499